Provisions for Contingent Loans Credit Risk	12 Months Ended
Dec. 31, 2024
Provisions for Contingent Loans Credit Risk Disclosure [Abstract]
Provisions for contingent loans credit risk
23.	Provisions for contingent loans credit risk:

As of December 31, 2024 and 2023, for credit risk for contingent loans is composed as follows:

	Outstanding exposure		ECL
	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$
Warranty by endorsement and sureties	336,737	351,531	1,505	1,576
Confirmed foreign letters of credit	160,856	83,392	92	43
Issued foreign letters of credit	281,360	267,212	321	285
Performance guarantees	3,124,626	2,640,297	16,923	20,565
Undrawn credit lines	11,125,300	10,084,458	68,555	66,747
Other commitments	51,889	120,545	89	424
Total	15,080,768	13,547,435	87,485	89,640

a)	The changes of provisions for credit risk for contingent loans is as follows:

	Provisions for credit risk for contingent loans	Total
	MCh$	MCh$
Balances as of January 1, 2023	143,489	143,489
Provisions established	—	—
Provisions used	—	—
Provisions released	(53,875)	(53,875)
Foreign exchange adjustments	26	26
Balances as of December 31, 2023	89,640	89,640
Provisions established	—	—
Provisions used	—	—
Provisions released	(4,200)	(4,200)
Foreign exchange adjustments	2,045	2,045
Balances as of December 31, 2024	87,485	87,485
(b)	Impairment losses on contingent loan risks:

An analysis of changes in the gross carrying amount and the corresponding provision for ECL of contingent loans credit risk is as follow:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2024 and 2023.

	As of December 31, 2024							As of December 31, 2023
	Stage 1		Stage 2		Stage 3			Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	5,328,378	9,397,036	19,936	262,865	—	—	15,008,215	4,775,026	8,422,110	16,665	254,564	—	—	13,468,365
Substandard	—	—	40,227	—	—	—	40,227	—	—	51,625	—	—	—	51,625
Non-complying	—	—	—	—	24,503	7,823	32,326	—	—	—	—	18,861	8,584	27,445
Total	5,328,378	9,397,036	60,163	262,865	24,503	7,823	15,080,768	4,775,026	8,422,110	68,290	254,564	18,861	8,584	13,547,435

An analysis of changes in the outstanding exposures and corresponding provision for ECL during the 2024 and 2023 periods are as follows:

	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Outstanding exposure as of January 1, 2024	4,775,026	12,464	8,422,110	59,093	68,290	6,242	254,564	2,364	18,861	5,417	8,584	4,060	13,547,435	89,640
Net change on exposures	446,635	(2,010)	640,430	1,862	(10,584)	(1,642)	(61,617)	(72)	(5,580)	(2,106)	(6,498)	(1,056)	1,002,786	(5,024)
Transfer to Stage 1	51,618	278	724,421	9,166	(51,590)	(269)	(718,951)	(6,839)	(28)	(9)	(5,470)	(2,327)	—	—
Transfer to Stage 2	(64,150)	(178)	(781,359)	(6,138)	64,276	242	781,686	6,272	(126)	(64)	(327)	(134)	—	—
Transfer to Stage 3	(230)	(1)	(4,778)	(55)	(11,105)	(172)	(6,390)	(1,511)	11,335	173	11,168	1,566	—	—
Impact on year-end ECL of exposures transferred between stages during the year	—	(137)	—	(4,400)	—	497	—	2,192	—	1,314	—	1,359	—	825
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Foreign exchange adjustments	119,479	268	396,212	1,500	876	25	13,573	54	41	23	366	174	530,547	2,044
Total	5,328,378	10,684	9,397,036	61,028	60,163	4,923	262,865	2,460	24,503	4,748	7,823	3,642	15,080,768	87,485

Outstanding exposure as of January 1, 2023	4,622,212	13,964	7,908,219	101,406	106,552	16,785	223,861	1,724	17,709	3,654	12,242	5,956	12,890,795	143,489
Net change on exposures	134,675	(3,390)	532,694	(36,053)	(37,786)	(4,364)	(67,851)	(1,166)	(6,624)	(3,062)	(6,297)	(1,003)	548,811	(49,038)
Transfer to Stage 1	125,611	6,860	724,027	8,188	(125,550)	(6,811)	(719,174)	(5,503)	(61)	(49)	(4,853)	(2,685)	—	—
Transfer to Stage 2	(134,046)	(381)	(819,344)	(8,505)	134,146	450	819,755	8,712	(100)	(69)	(411)	(207)	—	—
Transfer to Stage 3	(505)	(1)	(3,613)	(46)	(7,409)	(1,161)	(4,232)	(385)	7,914	1,162	7,845	431	—	—
Impact on year-end ECL of exposures transferred between stages during the year	—	(6,476)	—	(2,110)	—	1,382	—	(2,001)	—	3,769	—	1,482	—	(3,954)
Refinements to models used for calculation	—	1,862	—	(4,016)	—	231	—	979	—	—	—	61	—	(883)
Foreign exchange adjustments	27,079	26	80,127	229	(1,663)	(270)	2,205	4	23	12	58	25	107,829	26
Total	4,775,026	12,464	8,422,110	59,093	68,290	6,242	254,564	2,364	18,861	5,417	8,584	4,060	13,547,435	89,640